Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2015			203,411,207
Beginning balance at Dec. 31, 2015	$ 8,425,809	$ 8,348,963	$ 2,457	$ 5,026,993	$ (146,312)	$ (6,307)	$ 3,472,132	$ 76,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(11,915)						0	(11,915)
Repurchase of shares	(965,982)	(965,982)			(965,982)
Share cancellation (in shares)			(15,563,862)
Share cancellation	0		$ (175)	(577,967)	578,142
Share-based compensation	102,843	102,843		102,843
Ordinary shares issued, net of tax withholdings	(12,545)	(12,545)		(46,850)	44,060		(9,755)
Total comprehensive income (loss)	1,044,054	1,051,168				4,538	1,046,630	(7,114)
Ending balance (in shares) at Dec. 31, 2016			187,847,345
Ending balance at Dec. 31, 2016	8,582,264	8,524,447	$ 2,282	4,505,019	(490,092)	(1,769)	4,509,007	57,817
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(2,915)						0	(2,915)
Repurchase of shares	(1,124,724)	(1,124,724)			(1,124,724)
Share cancellation (in shares)			(20,000,000)
Share cancellation	0		$ (224)	(860,324)	860,548
Share-based compensation	107,719	107,719		107,719
Ordinary shares issued, net of tax withholdings	(19,926)	(19,926)		(37,851)	22,826		(4,901)
Total comprehensive income (loss)	1,096,396	1,092,194				16,043	1,076,151	4,202
Ending balance (in shares) at Dec. 31, 2017			167,847,345
Ending balance at Dec. 31, 2017	8,638,814	8,579,710	$ 2,058	3,714,563	(731,442)	14,274	5,580,257	59,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(8,403)						0	(8,403)
Repurchase of shares	$ (726,640)	(726,640)			(726,640)
Share cancellation (in shares)	(16,000,000)		(16,000,000)
Share cancellation	$ 0		$ (192)	(800,544)	800,736
Share-based compensation	95,176	95,176		95,176
Ordinary shares issued, net of tax withholdings	(120,973)	(120,973)		(296,778)	181,261		(5,456)
Total comprehensive income (loss)	1,001,399	999,534				(16,098)	1,015,632	1,865
Ending balance (in shares) at Dec. 31, 2018			151,847,345
Ending balance at Dec. 31, 2018	$ 8,880,614	$ 8,828,048	$ 1,866	$ 2,712,417	$ (476,085)	$ (1,824)	$ 6,591,674	$ 52,566